ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Reconciliation of beginning and ending amount of unrecognized tax benefits [Roll Forward]
Gross unrecognized tax benefits beginning of year	$ 1,531,000	$ 1,837,000	$ 1,253,000
Increase in tax positions for prior years	230,000	1,000	225,000
Increase in tax positions for current year	481,000	68,000	391,000
Settlements with taxing authorities	0	(137,000)	0
Lapse in statute of limitations	(319,000)	(238,000)	(32,000)
Gross unrecognized tax benefits end of year	1,923,000	1,531,000	1,837,000
Income tax penalties and interest accrued	$ 200,000	$ 200,000	$ 300,000